Share-based Payments - Summary of Stock Options Outstanding (Parenthetical) (Detail)	Dec. 31, 2019 $ / shares
Bottom of Range | 1.65 to 45.00
Disclosure Of Share Based Payments [Line Items]
Weighted average exercise price	$ 1.65
Bottom of Range | 45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Weighted average exercise price	45.01
Bottom of Range | 90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Weighted average exercise price	90.01
Bottom of Range | 135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Weighted average exercise price	135.01
Bottom of Range | 180.01 to 233.42
Disclosure Of Share Based Payments [Line Items]
Weighted average exercise price	180.01
Top of Range | 1.65 to 45.00
Disclosure Of Share Based Payments [Line Items]
Weighted average exercise price	45.00
Top of Range | 45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Weighted average exercise price	90.00
Top of Range | 90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Weighted average exercise price	135.00
Top of Range | 135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Weighted average exercise price	180.00
Top of Range | 180.01 to 233.42
Disclosure Of Share Based Payments [Line Items]
Weighted average exercise price	$ 233.42